Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 1,956,222	$ 1,940,182	$ 2,776,768
Expenses
Selling, general and administrative	997,159	1,200,766	1,368,153
Amortization – intangibles			1,051,928
Bad debt (recovery)	(85,491)	(293,379)	732,254
Direct costs	212,307	271,020	225,618
Development costs	196,605	481,992	2,692,009
Share-based payments	93,865	162,489	371,513
Loss on acquisition			80,818
Impairment loss – goodwill			139,618
Impairment loss – intangible assets			1,948,082
Depreciation – right-of-use asset	83,381
Depreciation – property and equipment	18,208	18,369	6,644
Total Expenses	1,516,034	1,841,257	8,616,636
Income /(Loss) from Operations	440,188	98,925	(5,839,869)
Net Finance Charges
Interest expense	83,750	51,898	53,709
Foreign exchange (gain) loss	10,584	(38,351)	189,965
Profit / (Loss) Before Income Tax	345,854	85,378	(6,083,360)
Income tax expense	183,288	189,534	178,022
Net Profit / (Loss) for the Year	162,566	(104,156)	(6,261,382)
Other Comprehensive Income
Items that may be subsequently transferred to net profit (loss). Exchange gain (loss) on translating foreign operations	(48,749)	32,202	(1,410)
Total Comprehensive Income (Loss)	$ 113,817	$ (71,954)	$ (6,262,792)
Earnings (Loss) per Share
Basic (in CAD per share)	$ 0	$ 0	$ (0.18)
Diluted (in CAD per share)	$ 0	$ 0	$ (0.18)
Weighted Average Number of Common Shares Outstanding
Basic (in shares)	35,529,192	35,529,192	35,529,192
Diluted (in shares)	39,134,192	35,529,192	35,529,192